Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer concentration is as follows:

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
	(in thousands)
Clients 1-5	$503,557	$523,535	$1,002,041	$1,067,495
Clients 6-10	298,015	308,689	600,544	628,424
Clients 11-25	522,181	458,119	994,749	886,149
Other	693,604	829,816	1,421,355	1,628,477
Total	$2,017,357	$2,120,159	$4,018,689	$4,210,545